Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax assets	$ 47,457,000	$ 44,700,513
Non-capital losses carried forward [Member]
Statement [Line Items]
Deferred tax assets	15,953,000	13,514,706
Financing costs - Canada [Member]
Statement [Line Items]
Deferred tax assets	7,000	0
Fixed assets - Canada [Member]
Statement [Line Items]
Deferred tax assets	255,000	185,547
Exploration and evaluation properties - Congo [Member]
Statement [Line Items]
Deferred tax assets	$ 31,242,000	$ 31,000,260